Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. Additionally, the Company considers investments in money market funds with a floating net asset value to be cash equivalents. As of March 31, 2021 and December 31, 2020, the Company had $763.8 million and $840.9 million of cash and cash equivalents, which included cash equivalents of $747.1 million and $827.1 million of highly liquid investments at March 31, 2021 and December 31, 2020, respectively.
As of March 31, 2021 and December 31, 2020, the Company had zero and $4.1 million, respectively, in an escrow account related to the securitization of the term loan with JP Morgan Chase included in restricted cash and cash equivalents. The term loan was repaid by the Company during the first quarter of 2021. Additionally, as of March 31, 2021 and December 31, 2020, the Company had zero and $4.0 million, respectively, included in non-current
restricted cash and cash equivalents for the required deposit to Pinal Land Holdings, LLC (“PLH”), which was deposited in escrow during the first quarter of 2021 pursuant to the terms of the land conveyance agreement. Further, as of March 31, 2021 and December 31, 2020, the Company had zero and $0.3 million, respectively, in refundable customer deposits included in current restricted cash and cash equivalents.
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of
	March 31, 2021	December 31, 2020	March 31, 2020	December 31, 2019

Cash and cash equivalents	$763,750	$840,913	$75,515	$85,688
Restricted cash and cash equivalents—current	—	4,365	4,132	—
Restricted cash and cash equivalents—non-current	—	4,000	—	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$763,750	$849,278	$79,647	$89,832

(b) Fair Value of Financial Instruments
The carrying value and fair value of the Company’s financial instruments are as follows:

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$747,078	—	—	$747,078
Liabilities
Warrant liability	$—	—	6,384	$6,384

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	$4,100	—	—	$4,100
Liabilities
Warrant liability	$—	—	7,335	$7,335
In September 2019, Legacy Nikola entered into an agreement that required Legacy Nikola to issue, and the investor to purchase, Series D redeemable convertible preferred stock at a fixed price in April 2020 (the “Forward Contract Liability”), which was accounted for as a liability. The Forward Contract Liability was remeasured to its fair value each reporting period resulting in the recognition of a $1.3 million loss in other income (expense) on the consolidated statements of operations during the first quarter of 2020. The Forward Contract Liability was settled in April 2020 with the issuance of Series D redeemable convertible preferred stock.
In determining the fair value of the Forward Contract Liability, estimates and assumptions impacting fair value included the estimated future value of the Company’s Series D redeemable convertible preferred stock, discount rates and estimated time to liquidity. The following reflects the significant quantitative inputs used:

As of March 31, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	0.05%
Time to liquidity (years)	0.03
As a result of the Business Combination, the Company assumed a warrant liability (the “Warrant Liability”) related to previously issued private warrants in connection with VectoIQ’s initial public offering. The Warrant Liability was remeasured to its fair value at each reporting period and upon settlement. The change in fair value was recognized in revaluation of warrant liability on the consolidated statements of operations. The change in fair value of the Warrant Liability was as follows:

Warrant Liability
Estimated fair value at December 31, 2020	7,335
Change in fair value	(951)

Estimated fair value at March 31, 2021	6,384

The fair value of the warrants outstanding was estimated using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

	As of
	March 31, 2021	December 31, 2020
Stock price	$13.89	$15.26
Exercise price	$11.50	$11.50
Remaining term (in years)	4.18	4.42
Volatility	75%	75%
Risk-free rate	0.68%	0.30%
Expected dividend yield	—%	—%
(c) Recent Accounting Pronouncements
Recently issued accounting pronouncements not yet adopted
There have been no recently issued accounting pronouncements or changes in accounting pronouncements not yet adopted that are applicable or material to the Company as of March 31, 2021.
Recently adopted accounting pronouncements
In December 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. We adopted the ASU on January 1, 2021 and it did not have a material impact on our consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt and will account for convertible debt instruments wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU
2020-06.
ASU
2020-06
requires the application of the
if-converted
method for calculating diluted earnings per share. The treasury method will no longer be available. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the year. The Company early adopted the new guidance effective January 1, 2021. There was no impact to the Company’s consolidated financial statements for the three months ended March 31, 2021 as a result of the adoption.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815), which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. ASU
2020-01
is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. We adopted the ASU on January 1, 2021 and it did not have a material impact on our consolidated financial statements.

2. Summary of Significant Accounting Policies (As Restated)
(a) Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.
(b) Comprehensive Loss
Comprehensive loss includes all changes in equity during a period from non-owner
sources. Other comprehensive income is comprised of currency translation adjustments relating to the Company’s equity method investment whose functional currency is not the U.S. dollar.
(c) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenue and expenses during the reporting period. The Company’s most significant estimates and judgments involve valuation of the Company’s stock-based compensation, including the fair value of common stock and market-based restricted stock units, the valuation of warrant liabilities, the valuation of the redeemable convertible preferred stock tranche liability, estimates related to the Company’s lease assumptions, and contingent liabilities, including litigation reserves. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.
(d) Segment Information
Under ASC 280,
Segment Reporting
, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company has two components, the Truck business unit and Energy business unit. The Truck business unit is developing and commercializing hydrogen-electric and battery-electric semi-trucks that provide environmentally friendly, cost effective solutions to the trucking sector. The Energy business unit is developing and constructing a network of hydrogen fueling stations to meet hydrogen fuel demand for its customers. To date, the Company has not entered into production for the above-mentioned business units. Therefore, the Company’s chief executive officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating and reportable segment for purposes of allocating resources and evaluating financial performance.
(e) Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, and restricted cash and cash equivalents. The Company’s cash is placed with high-credit-quality financial institutions and issuers, and at times exceeds federally insured limits. The Company limits its concentration of risk in cash equivalents by diversifying its investments among a variety of industries and issuers. The Company has not experienced any credit loss relating to its cash equivalents.
(f) Concentration of Supplier Risk
The Company is not currently in the production stage and generally utilizes suppliers for outside development and engineering support. The Company does not believe that there is any significant supplier concentration risk during the years ended December 31, 2020, 2019, or 2018.
(g) JOBS Act Accounting Election
Prior to December 31, 2020, the Company was an emerging growth company under the JOBS Act, and as a result was eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company elected to take advantage of the extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. However, as the Company satisfies the definition of a “large accelerated filer” under the definition of the Securities Exchange Act of 1934, as amended, it no longer qualifies as an emerging growth company as of December 31, 2020. Therefore the Company is no longer able to take advantage of the extended transition period for adopting new or revised accounting standards.
(h) Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a remaining maturity of three months or less
to be cash equivalents. Additionally, the Company considers investments in money market funds with a floating net asset value to be cash equivalents. As of December 31, 2020 and 2019 the Company had $840.9 million and $85.7 million of cash and cash equivalents, which included cash equivalents of $827.1 million and $73.0 million highly liquid investments at December 31, 2020 and 2019, respectively.
As of December 31, 2020 and 2019, the Company had $4.1 million in an escrow account related to the securitization of the term loan with JP Morgan Chase included in restricted cash and cash equivalents. Additionally, as of December 31, 2020 and 2019, the Company had $4.0 million and zero, respectively, included in non-current
restricted cash and cash equivalents for the required deposit to Pinal Land Holdings, LLC (“PLH”) during construction of the manufacturing facility in Coolidge, Arizona. Further, as of December 31, 2020 and 2019, the Company had $0.3 million and zero, respectively, in refundable customer deposits included in current restricted cash and cash equivalents.
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

(i) Fair Value of Financial Instruments (As restated)
The carrying value of the Company’s current assets and current liabilities approximate their fair value based on the short-term nature of those instruments. The following table summarizes the Company’s financial instruments, measured on a recurring basis, as follows:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100
Liabilities
Warrant liability	$—	—	7,335	$7,335

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$73,005	—	—	$73,005
Restricted cash equivalents—money market	4,144	—	—	4,144
During 2020, 2019 and 2018, the Company recognized zero, a $3.3 million loss, and a $3.5 million gain, respectively, as a component of other income (expense) on the consolidated statements of operations for the remeasurement of the Series A redeemable convertible preferred stock warrant liability. As of December 31, 2019, all Series A redeemable convertible preferred stock warrants were exercised, upon which time the Company reclassified the warrant liability to additional paid-in
capital on the consolidated balance sheet.
The following table provides a reconciliation of the ending balances for the Series A redeemable convertible preferred stock warrant liability measured at fair value:

Redeemable Convertible Preferred Stock Warrant Liability
Estimated fair value at December 31, 2018	$617
Change in estimated fair value	3,339
Exercise of Series A redeemable convertible preferred stock warrants	(3,956)

Estimated fair value at December 31, 2019	$—

The following table represents the significant unobservable inputs used in determining the fair value of the redeemable convertible preferred stock warrant liability:

	For the Year Ended December 31,
	2020	2019	2018
Risk-free interest rate	N/A	1.48% - 2.41%	2.63%
Expected term (in years)	N/A	0 - 0.75	1
Expected dividend yield	N/A	—	—
Expected volatility	N/A	70%	70%
In September 2019, Legacy Nikola entered into an agreement that required Legacy Nikola to issue, and the investor to purchase, Series D redeemable convertible preferred stock at a fixed price in April 2020 (the “Forward Contract Liability”), which was accounted for as a liability. The liability was remeasured to its fair value each reporting period and at settlement, which occurred in April 2020 with the issuance of Series D redeemable convertible preferred stock. The change in fair value was recognized in other income (expense) on the consolidated statements of operations. The change in fair value of the Forward Contract Liability was as follows:

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)

Estimated fair value at December 31, 2020	$—

In determining the fair value of the Forward Contract Liability, estimates and assumptions impacting fair value included the estimated future value of the Company’s Series D redeemable convertible preferred stock, discount rates and estimated time to liquidity. The following reflects the significant quantitative inputs used:

	As of
	April 10, 2020	December 31, 2019
Estimated future value of Series D redeemable convertible preferred stock	$10.00	$9.74
Discount rate	—%	1.56%
Time to liquidity (years)	0	0.3
As a result of the Business Combination, the Company assumed a warrant liability (the “Warrant Liability”) related to previously issued private warrants in connection with VectoIQ’s initial public offering. The Warrant Liability was remeasured to its fair value at each reporting period and upon settlement. The change in fair value was recognized in revaluation of warrant liability on the consolidated statements of operations. The change in fair value of the Warrant Liability was as follows:

Warrant Liability (As Restated)
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)

Estimated fair value at December 31, 2020	$7,335

The fair value of the private warrants was estimated using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. Significant judgment is required in determining the expected volatility of our common stock. Due to the limited history of trading of our common stock, we determined expected volatility based on a peer group of publicly traded companies. The following reflects the inputs and assumptions used:

	As of December 31,
	2020 (As Restated)	2019
Stock price	$15.26	N/A
Exercise price	$11.50	N/A
Remaining term (in years)	4.42	N/A
Volatility	75%	N/A
Risk-free interest rate	0.30%	N/A
Expected dividend yield	—%	N/A
(j) Investments
Variable Interest Entities
The Company may enter into investments in entities that are considered variable interest entities (“VIE”) under ASC 810. A VIE is an entity that has either insufficient equity to permit the entity to finance its activities without additional subordinated financial support or equity investors who lack the characteristics of a controlling financial interest. If the Company is a primary beneficiary of a VIE, it is required to consolidate the entity. To determine if the Company is the primary beneficiary of a VIE, the Company evaluates whether it has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the Company. If the Company is not the primary beneficiary and an ownership interest is held in the entity, the interest is accounted for under the equity method of accounting. The Company continuously assesses whether it is the primary beneficiary of a VIE as changes to existing relationships or future transactions may result in changing conclusions.
Equity Method
Investments in which the Company can exercise significant influence, but do not control, are accounted for using the equity method and are presented on the consolidated balance sheets. The Company’s share of the net earnings or losses of the investee is presented within the consolidated statements of operations. The Company evaluates its equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period. Distributions received from equity method investees are presented in the consolidated statements of cash flows based on the cumulative earnings approach, whereby distributions received from equity method investments are classified as cash flows from operations to the extent of equity earnings and then as cash flows from investing activities thereafter. Refer to Note 7,
Investments
,
for further discussion.
(k) Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years
(l) Leases
The Company determines if an arrangement is or contains a lease at inception. This determination depends on whether the arrangement conveys the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the right to direct the use of and obtains substantially all of the economic benefits from using the underlying asset. The Company classifies leases with contractual terms greater than 12 months as either operating or finance.
Lease liabilities are recognized based on the present value of lease payments, reduced by lease incentives, at the lease commencement date. The Company uses an incremental borrowing rate to determine the present value of lease payments as the rate implicit in the lease is generally not readily determinable. The Company’s incremental borrowing rate is the rate of interest that it would have to pay to borrow an amount equal to the lease payments, on a collateralized basis and in a similar economic environment over a similar term.
Lease assets are recognized based on the related lease liabilities, plus any prepaid lease payments and initial direct costs from executing the leasing arrangement. The lease term includes the base, non-cancelable
lease term, and any options to extend or terminate the lease when it is reasonably certain, at commencement, that the Company will exercise such options.
Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful life of the assets or the lease term. The interest component of a finance lease is included in “Interest income, net” and recognized using the effective interest method over the lease term. Leases with terms of less than 12 months at commencement are expensed on a straight-line basis over the lease term in accordance with the short-term lease practical expedient under ASC 842. The Company has also elected the practical expedient under ASC 842 to not separate lease and non-lease
components within a leasing arrangement.
Non-lease
components primarily include payments for maintenance and utilities. The Company has elected to apply both of these practical expedients to its current classes of underlying lease assets.
Variable payments related to a lease are expensed as incurred. These costs often relate to payments for real estate taxes, insurance, common area maintenance, and other operating costs in addition to base rent.
As of December 31, 2020, the Company’s only leasing arrangement with a term greater than 12 months was for the Company’s headquarters in Phoenix, Arizona. This leasing arrangement was previously classified as a built-to-suit
arrangement, for which construction had been completed prior to the adoption of ASC 842, effective January 1, 2020. For purposes of applying ASC 842’s transition provisions, the Company elected to first assess lease classification for the arrangement at lease inception under previous lease accounting guidance (ASC 840), and then apply ASC 842’s transition provisions based on those assessments. The Company derecognized the assets and liabilities associated with the built-to-suit
arrangement for transitional purposes and recognized a finance lease asset and finance lease liability pursuant to the classification designation determined in the ASC 840 reassessment. The finance lease asset is included in “Property and equipment, net” and the short and long-term portions of finance lease liabilities are included in “Accrued expenses and other current liabilities” and “Finance lease liabilities”, respectively, in the consolidated balance sheets. See Note 5,
Leases
, for additional discussion.
(m) Goodwill
The Company records goodwill when consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company has determined that there is a single reporting unit for the purpose of the goodwill impairment test, which is performed annually. For purposes of assessing the impairment of goodwill, the Company performs a qualitative analysis on December 31, each year to determine if events or changes in circumstances indicate the fair value of the reporting unit is less than its carrying value.
Factors considered which could trigger a further impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets, the Company’s overall business strategy, and significant industry or macroeconomic trends. If the qualitative analysis indicates that the carrying value of the asset may not be recoverable based on the existence of one or more of the above indicators, recoverability is determined by comparing the carrying amount of the asset to net future undiscounted cash flows that the asset is expected to generate. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair-market value of the asset.
There was no impairment of goodwill for the years ended December 31, 2020, 2019 and 2018.
(n) Intangible Assets with Indefinite Useful Lives
The Company’s prior acquisitions have resulted in value assigned to in-process
R&D related to the Company’s Powersports business unit.
In-process
R&D has an indefinite useful life until completion or abandonment of the associated R&D efforts. If abandoned, the assets would be impaired. If the activities are completed, a determination is made regarding the useful lives of the assets and the methods of amortization.
The Company is required to test its
in-process
R&D assets for impairment annually using the guidance for indefinite-lived intangible assets. The Company’s impairment evaluation consists of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the in-process
R&D asset is impaired. Factors considered which could trigger a further impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets, the Company’s overall business strategy, and significant industry or macroeconomic trends. If it is more likely than not that the asset is impaired, the Company determines the fair value of the in-process
R&D asset and records an impairment charge if the carrying amount exceeds the fair value.
During the fourth quarter of 2020, the Company ceased operations related to the Powersports business unit in order to focus on the Company’s primary mission of commercial production of semi-trucks and construction of hydrogen fueling stations. All employees in the Powersports business unit were transferred to the Truck and Energy business units within the Company. As a result, the Company recorded impairment expense related to its in-process
R&D during 2020. There was no impairment of indefinite-lived intangible assets for the years ended December 31, 2019 and 2018. See Note 6,
Intangible Assets, Net
, for further discussion.
For intangible assets acquired in a
non-monetary
exchange, the estimated fair value of the shares transferred are used to establish their recorded values.
External costs incurred to renew or extend the term of the identifiable intangible assets are capitalized and amortized over the estimated useful life.
(o) Long-Lived Assets and Finite Lived Intangibles
The Company has finite lived intangible assets consisting of licenses and tradenames. These assets are amortized on a straight-line basis over their estimated remaining economic lives. Trademarks are amortized over twelve years and included in research and development expense, or selling, general, and administrative expense within the consolidated statements of operations. Licenses are amortized over five to seven years and included in selling, general, and administrative expense within the consolidated statements of operations.
The Company reviews its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The events and circumstances the Company monitors and considers include significant decreases in the market price of similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flow it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset.
During the fourth quarter of 2020, the Company ceased use of its Powersports business unit and recorded an impairment charge for certain of its long-lived assets and finite lived intangibles related to the Powersports business unit for the year ended December 31, 2020. There was no impairment of long-lived assets for the years ended December 31, 2019 and 2018. See Note 4,
Balance Sheet Components
, and Note 6,
Intangible Assets, Net
, for further discussion.
(p) Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.
A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2020 and 2019. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.
(q) Stock-based Compensation
The Company recognizes the cost of share-based awards granted to employees and directors based on the estimated grant-date fair value of the awards. Cost is recognized on a straight-line basis over the service period, which is generally the vesting period of the award. The Company recognizes stock-based compensation cost and reverses previously recognized costs for unvested awards in the period forfeitures occur. The Company determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield. The fair value of restricted stock unit (“RSU”) awards is determined using the closing price of the Company’s common stock on the grant date. The fair value of market based RSU awards (“Market Based RSUs”) is determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award.
(r) Redeemable Convertible Preferred Stock Warrant Liability
The Company has issued freestanding warrants to purchase shares of its Series A redeemable convertible preferred stock that are classified outside of permanent equity. As such these warrants were recorded at fair value, and subject to remeasurement at each balance sheet date until the earlier of the exercise of the warrants or the completion of a liquidation event, including the completion of an initial public offering. Upon exercise, the redeemable convertible preferred stock warrant liability was reclassified to additional paid-in
capital.
(s) Warrant Liability (As Restated)
The Company may issue common stock warrants with debt, equity or as a standalone financing instruments that are recorded as either liabilities or equity in accordance with the respective accounting guidance. Warrants recorded as equity are recorded at their relative fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within warrant liability on the consolidated balance sheets, and remeasured on each reporting date with changes recorded in revaluation of warrant liability on the Company’s consolidated statements of operations.
(t) Revenue Recognition
To date, the Company’s revenues are derived from solar installation services, which are generally completed in less than one year. Solar installation projects are not part of the Company’s primary operations and were concluded in 2020.
The Company’s customer contracts contain a single performance obligation, which is the solar installation service. The transaction price in the Company’s customer contracts is fixed. Revenue for solar installation contracts is generally recognized over time as the services are rendered to the customer based on the extent of progress towards completion of the performance obligation. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company’s best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.
(u) Cost of Solar Revenues
Cost of solar revenues includes materials, labor, and other direct costs related to solar installation projects. The Company recognizes cost of solar revenues in the period that revenues are recognized. Solar installation projects are not part of the Company’s primary operations and were concluded in 2020.
(v) Research and Development Expense
Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred.
(w) Selling, General, and Administrative Expense
Selling, general, and administrative expense consist of personnel costs, allocated facilities expenses, depreciation and amortization, travel, and advertising costs.
Advertising expense is expensed as incurred and was $0.7 million, $2.5 million and $0.2 million for the years ended December 31, 2020, 2019, and 2018, respectively.
(x) Other Income (Expense)
Other income (expense) consist of grant income received from the government, foreign currency gains and losses, and unrealized gains and losses on investments. Grant income is recognized as income over the periods necessary to match the income on a systematic basis to the costs that it is intended to compensate. For the year ended December 31, 2020, the Company recognized $0.8 million of foreign currency losses. For the years ended December 31, 2019 and 2018, foreign currency gains and losses were immaterial.
(y) Net Loss Per Share (As Restated)
Basic net loss per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period.
Diluted net loss per share is computed by dividing the net loss, adjusted for the revaluation of warrant liability, by the weighted average number of common shares outstanding for the period, adjusted for the dilutive effect of shares of common stock equivalents resulting from the assumed exercise of the warrants. The treasury stock method is used to calculate the potential dilutive effect of these common stock equivalents.
(z) Recent Accounting Pronouncements
In December 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements and does not expect it to have a material impact on the consolidated financial statements.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815)
, which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. ASU
2020-01
is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements and does not expect it to have a material impact on the consolidated financial statements.
(aa) Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU
2018-10,
Codification Improvements to Topic 842, Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Furthermore, in July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements
, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.
Until December 31, 2020, the Company was an emerging growth company as defined by the JOBS Act and previously disclosed that these amendments would become effective for interim and annual periods beginning January 1, 2021. However, this ASU instead became effective for the Company in this Annual Report on Form
10-K/A
for the fiscal year ended December 31, 2020, with an effective date of January 1, 2020, as it no longer qualifies as an emerging growth company as of December 31, 2020. The adoption of this standard resulted in the recognition of a finance lease asset and finance lease liability of $34.8 million and $16.0 million, respectively. In addition, the Company recognized a $0.8 million cumulative effect adjustment to accumulated deficit driven by derecognition of net assets and lease obligations of $32.4 million and $12.8 million, respectively, related to the Company’s lease that was previously classified as build-to-suit.
The adoption of this standard did not have a material impact on the consolidated statements of operations nor the consolidated statements of cash flows. See Note 5,
Leases
, for further discussion of the adoption of ASC 842 and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments
, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. The Company adopted the ASU in the current period and the ASU did not have a material impact on the consolidated financial statements.